Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Annuity Portfolios
Entity Central Index Key	0000918266
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Schwab Government Money Market Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Market Portfolio
Class Name	Schwab Government Money Market Portfolio
Trading Symbol	SWPXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$13	0.26% *
*
Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 273,253,000
Holdings Count | Holding	251
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$273,253
Number of Holdings	251
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	4.13%
Seven-Day Yield (without waivers)	4.13%
Seven-Day Effective Yield (with waivers)	4.21%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab S&P 500 Index Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab S&P 500 Index Portfolio
Class Name	Schwab S&P 500 Index Portfolio
Trading Symbol	SWP1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months
ENDED
June 30, 2025
(BASED ON A HYPOTHETICAL $10,000
INVESTMENT
)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$2	0.03% *
*
Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996) 1	6.19%	15.12%	16.60%	13.56%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
All total return figures on this page assume dividends and distributions were reinvested
. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Nov. 01, 1996
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 2,707,000,000
Holdings Count | Holding	502
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,707
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate (not annualized)	2%
Weighted Average Market Cap ($ x 1,000,000)	$1,145,306
Price/Earnings Ratio (P/E)	27.2
Price/Book Ratio (P/B)	4.9

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed
for use by
Charles
Schwab
& Co.,
Inc
.
1
Excludes derivatives.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab VIT Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Balanced Portfolio
Class Name	Schwab VIT Balanced Portfolio
Trading Symbol	SWB1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000
INVESTMENT
)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$26	0.51% *
*
Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total
Returns
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012) 1	6.33%	10.12%	5.63%	4.60%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
VIT Balanced Composite Index	6.46%	10.65%	6.24%	5.21%
All total return figures on this page assume dividends and distributions were
reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 82,607,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$82,607
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	8%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab VIT Balanced with Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Balanced with Growth Portfolio
Class Name	Schwab VIT Balanced with Growth Portfolio
Trading Symbol	SWC1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30,
2025
(BASED ON A HYPOTHETICAL $
10,000
I
NVESTMENT
)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$25	0.48% *
*
Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio ( 07/25/2012 ) 1	7.51%	11.95%	7.99%	6.01%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
VIT Balanced with Growth Composite Index	7.61%	12.47%	8.57%	6.60%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end , please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 170,668,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$170,668
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	7%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab VIT Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Growth Portfolio
Class Name	Schwab VIT Growth Portfolio
Trading Symbol	SWG1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED
June
30, 2025
(BASED ON A HYPOTHETICAL $
10,000
INVESTMENT)
	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$25	0.48% *
*
Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012) 1	8.60%	13.52%	10.16%	7.20%
S&P 500 ® Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
VIT Growth Composite Index	8.66%	14.11%	10.71%	7.76%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 169,813,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$169,813
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	7%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Annualized.